Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Corporation's Junior Subordinated Notes due 2057
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 900,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,290.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Corporation's Registration Statement on Form S-3 (File No. 333-297949), which was filed on August 4, 2026.